Consolidated Balance Sheet - USD ($)	Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and cash equivalents	$ 5,088,000,000		$ 5,915,000,000
Short-term Investments	3,028,000,000		248,000,000
Accounts and notes receivable (net of allowance of $13 million in 2019 and $25 million in 2018)	3,267,000,000		3,920,000,000
Accounts and notes receivable-related parties	134,000,000		147,000,000
Investment in Cenovus Energy	2,111,000,000		1,462,000,000
Inventories	1,026,000,000		1,007,000,000
Prepaid expenses and other current assets	2,259,000,000		575,000,000
Total Current Assets	16,913,000,000		13,274,000,000
Investments and long-term receivables	8,687,000,000		9,329,000,000
Loans and advances-related parties	219,000,000		335,000,000
Net properties, plants and equipment (net of accumulated depreciation, depletion and amortization of $55,477 million in 2019 and $64,899 million in 2018)	42,269,000,000		45,698,000,000
Other assets	2,426,000,000		1,344,000,000
Total Assets	70,514,000,000		69,980,000,000
Liabilities
Accounts payable	3,176,000,000		3,863,000,000
Accounts payable-related parties	24,000,000		32,000,000
Short-term debt	105,000,000		112,000,000
Accrued income and other taxes	1,030,000,000		1,320,000,000
Employee benefit obligations	663,000,000		809,000,000
Other accruals	2,045,000,000		1,259,000,000
Total Current Liabilities	7,043,000,000		7,395,000,000
Long-term debt	14,790,000,000		14,856,000,000
Long-term asset retirement obligations and accrued environmental costs	5,352,000,000		7,688,000,000
Deferred taxes Included in long-term liabilities	4,634,000,000		5,021,000,000
Employee benefit obligations	1,781,000,000		1,764,000,000
Other liabilities and deferred credits	1,864,000,000		1,192,000,000
Total Liabilities	35,464,000,000		37,916,000,000
Equity
Common stock (2,500,000,000 shares authorized at $.01 par value)	18,000,000		18,000,000
Capital in excess of par	46,983,000,000		46,879,000,000
Treasury stock (at cost: shares; 2019-710,783,814 shares; 2018-653,288,213 shares)	(46,405,000,000)		(42,905,000,000)
Accumulated other comprehensive income (loss)	(5,357,000,000)		(6,063,000,000)
Retained earnings	39,742,000,000		34,010,000,000
Total Common Stockholders' Equity	34,981,000,000		31,939,000,000
Noncontrolling interests	69,000,000		125,000,000
Total Equity	35,050,000,000	[1]	32,064,000,000
Total Liabilities and Equity	$ 70,514,000,000		$ 69,980,000,000

[1]	*We adopted ASU No. 2016-01, "Recognition and Measurement of Financial Assets and Liabilities," beginning January 1, 2018.